Income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred tax expense
Decrease/(increase) in deferred tax assets	$ 176	$ (91)
(Decrease)/increase in deferred tax liabilities	(554)	(527)
Deferred tax expense	(378)	(618)
Income tax (expense) / benefit	$ 378	$ 618